Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	May 31, 2017	May 31, 2016	May 31, 2015
Statement Of Income And Comprehensive Income [Abstract]
Net Income	$ 184,671	$ 357,458	$ 228,328
Other Comprehensive Income, Before Tax:
Foreign Currency Translation Adjustments	(20,402)	(65,607)	(222,255)
Pension and Other Postretirement Benefit Liabilities
Net (Loss) Gain Arising During the Period	38,679	(83,770)	(34,949)
Prior Service Cost Arising During the Period	196	349
Less: Amortization of Prior Service Cost Included in Net Periodic Pension Cost	(41)	(6)	86
Less: Amortization of Net Loss and Settlement Recognition	25,444	18,898	16,149
Effect of Exchange Rates on Amounts Included for Pensions	1,986	2,009	8,842
Pension and Other Postretirement Benefit Liability Adjustments	66,264	(62,520)	(9,872)
Unrealized Gains on Available-For-Sale Securities
Unrealized Holding (Losses) Gains During the Period	8,250	(9,049)	(2,025)
Less: Reclassification Adjustments for (Gains) Included in Net Income	(2,248)	(2,793)	(6,068)
Unrealized Gain (Loss) on Securities	6,002	(11,842)	(8,093)
Unrealized (Loss) on Derivatives	16		(946)
Other Comprehensive (Loss) Income, Before Tax	51,880	(139,969)	(241,166)
Income Tax Expense (Benefit) Related to Components of Other Comprehensive Income	(23,863)	32,030	8,927
Other Comprehensive (Loss) Income, After Tax	28,017	(107,939)	(232,239)
Comprehensive (Loss) Income	212,688	249,519	(3,911)
Less: Comprehensive (Loss) Income Attributable to Noncontrolling Interests	2,804	2,706	(15,742)
Comprehensive Income Attributable to RPM International Inc. Stockholders	$ 209,884	$ 246,813	$ 11,831